LOANS RECEIVABLE (Details)	12 Months Ended
Nov. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Opening balance	$ 84,923
Accrued interest income	12,939
Expected credit loss	(101,085)
Net exchange differences	3,223
Closing balance
Participant Games Inc [Member]
IfrsStatementLineItems [Line Items]
Opening balance	51,931
Accrued interest income	7,912
Expected credit loss	(61,814)
Net exchange differences	1,971
Closing balance
Installment Entertainment Inc [Member]
IfrsStatementLineItems [Line Items]
Opening balance	32,992
Accrued interest income	5,027
Expected credit loss	(39,271)
Net exchange differences	1,252
Closing balance